COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Jun. 16, 2021	Mar. 18, 2021	Nov. 16, 2020	Mar. 11, 2020	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019		Jun. 24, 2021
Reverse stock split description				the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items.	4,000:1 reverse stock split.	4,000:1 reverse stock split.
Common stock authorized			300,000,000,000	500,000		300,000,000,000		300,000,000,000
Options granted					586,959 [1]		[2]	61	[2]
Options granted pre reverse stock split					2,347,835,948
Cash					$ 1,759,080	$ 3,064,610		$ 1,664
Shares issued for conversion	750
Shares issued for conversion pre reverse stock split	3,000,000
Unsecured Debt [Member]
Cash										$ 30,000
Mr. Alstodt [Member] | Ten Year Option [Member]
Options granted		293,479
Options granted pre reverse stock split		1,173,917,974
Mr. Silva [Member] | Ten Year Option [Member]
Options granted		293,479
Options granted pre reverse stock split		1,173,917,974
Other Lenders [Member] | Auctus [Member]
Common stock authorized										3,000,000
Chief Executive Officer [Member]
Annual base salary								300,000
Severance costs			$ 400,000					$ 100,000
Certain benefits plus			$ 100,000
Alstodt Employment Agreement [Member] | Mr. Alstodt [Member]
Annual base salary		$ 250,000
Increase in annual salary		$ 50,000			150,000
Restriced shares issued		146,740
Restriced shares issued pre reverse stock split		(586,958,987)
Silva Employment Agreement [Member] | Mr. Silva [Member]
Annual base salary		$ 225,000
Increase in annual salary		$ 50,000			$ 150,000
Restriced shares issued		146,740
Restriced shares issued pre reverse stock split		586,958,987
Pre-Reverse Stock Split [Member]
Reverse stock split description				the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 500,000 (2,000,000,000 pre-reverse stock split) shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items.
Common stock authorized				2,000,000,000

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.